TAXATION - Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Provision for income taxes on earnings
Deferred:		$ (542)
Income tax benefits (expense)	$ 14	(505)
US
Provision for income taxes on earnings
Current:	14	37
Deferred:		(542)
Income tax benefits (expense)	14	$ (505)
Unrecognized tax benefits	$ 0		$ 0